Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2012
Basic and diluted earnings per share
16	Basic and diluted earnings per share

The Company is authorized to issue up to 4,000,000,000 Class A ordinary shares and up to 1,000,000,000 Class B ordinary shares, both with par value of HK$0.001 per share.

Each Class A ordinary share is entitled to one vote while each Class B ordinary share is entitled to five votes. Both Class A and Class B ordinary shares are entitled to receive dividends whenever funds are legally available and declared by the Board of Directors of the Company. Holders of Class A ordinary shares and holders of Class B ordinary shares have the same rights and liquidation preferences, except for voting rights. Accordingly, their earnings per share are the same. As of December 31, 2012, there were 87,814,624 Class A ordinary shares and 29,619,907 Class B ordinary shares issued and outstanding. The Company refers to Class A and Class B ordinary shares as ordinary shares throughout the notes to these financial statements, unless otherwise noted.

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2010	2011	2012
Basic earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213

Basic earnings per share	$1.37	$1.45	$1.54

Diluted earnings per share:
Numerator
Net income attributable to Mindray shareholders	$155,466	$166,629	$180,209

Denominator
Weighted-average ordinary shares outstanding, basic	113,638,024	115,254,095	116,749,213
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,943,172	3,195,756	3,065,791

Weighted-average ordinary shares outstanding, diluted	117,581,196	118,449,851	119,815,004

Diluted earnings per share	$1.32	$1.41	$1.50

Share options with anti-dilutive effect were excluded in the computation of diluted earnings per share. As of December 31, 2010, 2011 and 2012, the number of ordinary shares to be purchased under those share options with anti-dilutive effect were 90,200, 109,439 and 38,807 respectively.